Long-Term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2016		Jun. 15, 2016	Apr. 15, 2016	Jan. 22, 2016	Dec. 31, 2015		Apr. 15, 2015	Mar. 03, 2015
Debt Instrument [Line Items]
Capital Lease Obligations	$ 0					$ 1
Debt issuance costs	(90)					(91)
Net unamortized debt premium (discount)	107					129
Long-term debt, including current portion	18,470					19,177
Long-term debt due within one year	(785)					(176)
Long-term debt	17,685					19,001
Transcontinental Gas Pipe Line Company, LLC [Member] | 6.4% Senior Unsecured Notes due 2016 [Member]
Debt Instrument [Line Items]
Long-term debt	0					$ 200	[1]
Long-term debt interest rate				6.40%		6.40%
Transcontinental Gas Pipe Line Company, LLC [Member] | 6.05% Senior Unsecured Notes due 2018 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 250					$ 250
Long-term debt interest rate	6.05%
Transcontinental Gas Pipe Line Company, LLC [Member] | 7.08% Debentures due 2026 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 8					8
Long-term debt interest rate	7.08%
Transcontinental Gas Pipe Line Company, LLC [Member] | 7.25% Debentures due 2026 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 200					200
Long-term debt interest rate	7.25%
Transcontinental Gas Pipe Line Company, LLC [Member] | 7.85% Senior Unsecured Notes Due 2026 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 1,000					0
Long-term debt interest rate	7.85%				7.85%
Transcontinental Gas Pipe Line Company, LLC [Member] | 5.4% Senior Unsecured Notes due 2041 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 375					375
Long-term debt interest rate	5.40%
Transcontinental Gas Pipe Line Company, LLC [Member] | 4.45% Senior Unsecured Notes due 2042 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 400					400
Long-term debt interest rate	4.45%
Northwest Pipeline LLC [Member] | 6.05% Senior Unsecured Notes due 2018 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 250					250
Long-term debt interest rate	6.05%
Northwest Pipeline LLC [Member] | 7% Senior Unsecured Notes due 2016 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 0					175
Long-term debt interest rate	7.00%		7.00%
Northwest Pipeline LLC [Member] | 5.95% Senior Unsecured Notes due 2017 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 185					185
Long-term debt interest rate	5.95%
Northwest Pipeline LLC [Member] | 7.125% Debentures due 2025 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 85					85
Long-term debt interest rate	7.125%
Williams Partners L.P. [Member]
Debt Instrument [Line Items]
Credit facility loans	$ 0	[2]				1,310
Williams Partners L.P. [Member] | 7.25% Senior Unsecured Notes due 2017 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 600					600
Long-term debt interest rate	7.25%
Williams Partners L.P. [Member] | 5.25% Senior Unsecured Notes due 2020 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 1,500					1,500
Long-term debt interest rate	5.25%
Williams Partners L.P. [Member] | 4.125% Senior Unsecured Notes due 2020 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 600					600
Long-term debt interest rate	4.125%
Williams Partners L.P. [Member] | 5.875% Senior Unsecured Notes due 2021 [Member]
Debt Instrument [Line Items]
Long-term debt interest rate								5.875%
Williams Partners L.P. [Member] | 4% Senior Unsecured Notes due 2021 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 500					500
Long-term debt interest rate	4.00%
Williams Partners L.P. [Member] | 3.6% Senior Unsecured Notes due 2022 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 1,250					1,250
Long-term debt interest rate	3.60%								3.60%
Williams Partners L.P. [Member] | 3.35% Senior Unsecured Notes due 2022 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 750					750
Long-term debt interest rate	3.35%
Williams Partners L.P. [Member] | 6.125% Senior Unsecured Notes due 2022 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 750					750
Long-term debt interest rate	6.125%
Williams Partners L.P. [Member] | 4.5% Senior Unsecured Notes due 2023 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 600					600
Long-term debt interest rate	4.50%
Williams Partners L.P. [Member] | 4.875% Senior Unsecured Notes due 2023 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 1,400					1,400
Long-term debt interest rate	4.875%
Williams Partners L.P. [Member] | 4.3% Senior Unsecured Notes Due 2024 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 1,000					1,000
Long-term debt interest rate	4.30%
Williams Partners L.P. [Member] | 4.875% Senior Unsecured Notes due 2024 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 750					750
Long-term debt interest rate	4.875%
Williams Partners L.P. [Member] | 3.9% Senior Unsecured Notes due 2025 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 750					750
Long-term debt interest rate	3.90%
Williams Partners L.P. [Member] | 4% Senior Unsecured Notes due 2025 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 750					750
Long-term debt interest rate	4.00%								4.00%
Williams Partners L.P. [Member] | 6.3% Senior Unsecured Notes due 2040 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 1,250					1,250
Long-term debt interest rate	6.30%
Williams Partners L.P. [Member] | 5.8% Senior Unsecured Notes due 2043 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 400					400
Long-term debt interest rate	5.80%
Williams Partners L.P. [Member] | 5.4% Senior Unsecured Notes Due 2044 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 500					500
Long-term debt interest rate	5.40%
Williams Partners L.P. [Member] | 4.9% Senior Unsecured Notes due 2045 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 500					500
Long-term debt interest rate	4.90%
Williams Partners L.P. [Member] | 5.1% Senior Unsecured Notes due 2045 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 1,000					1,000
Long-term debt interest rate	5.10%								5.10%
Williams Partners L.P. [Member] | Variable Interest Term Loan due 2018 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 850					$ 850
Long-term debt interest rate	2.50%

[1]	Presented as long-term debt at December 31, 2015, due to Transco’s intent and ability to refinance.
[2]	In managing our available liquidity, we do not expect a maximum outstanding amount in excess of the capacity of our credit facility inclusive of any outstanding amounts under our commercial paper program.